SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment	2
Number of reporting segment | Segment	1
Revenue recognized	$ 158,000	$ 0
Allowance for doubtful accounts	32,000	0
Impairment of long-lived assets	$ 0	0
Capitalized costs, amortization method	straight-line method
Capitalized costs, amortization period	3 years
Advertising expenses	$ 2,459,000	437,000
Vesting period	4 years
Stock option grants, term	10 years
Open tax year	2017 2018 2019
Uncertain tax positions	$ 0	0
Australia
Summary Of Significant Accounting Policies [Line Items]
Revenue recognized	$ 78,000
ASU No. 2018-15
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect	true
ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect	true
ASU 2019-12
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021
Change in accounting principle, accounting standards update, early adoption	false
Software Development Costs
Summary Of Significant Accounting Policies [Line Items]
Capitalized internal-use software development costs	$ 0	$ 0